                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

           MainStay VP Series Fund, Inc.
           51 Madison Avenue
           New York, NY  10010

2. The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):    X

3.    Investment Company Act File Number: 811-03833
      Securities Act File Number: 002-86082

4(a). Last day of fiscal year for which this Form is filed: 12/31/04

4(b). ___ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ___ Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year pursuant to Section 24(f)*: $37,631,953

      (ii) Aggregate price of securities redeemed or repurchased during the fiscal year*: $38,294,254

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission: $0

      (iv)  Total available redemption credits [add Items 5(ii) and 5(iii)]:
            $38,294,254

      (v)   Net sales-If Item 5(i) is greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]: $0

      (vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $662,301

      (vii) Multiplier for determining registration fee (See Instruction C.9): x 0.0001177

      (viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" for no fee is due): $0

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $______________

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7): $0

    * Except for certain shares of the Bond, Capital Appreciation, Cash Management, Convertible, Government and High Yield Corporate Bond Portfolios, all sales and redemptions of shares of the Fund during the year ended December 31, 2004 were to and from insurance company separate accounts that issued securities on which registration fees were paid to the Commission pursuant to Section 6(b) of the 1933 Act.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:                ____  Wire Transfer

                                         ____  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:                      /s/ Arphiela Arizmendi
                                               --------------------------
                                               Arphiela Arizmendi,
                                               Assistant Treasurer

Date:  March 31, 2005


*Please print the name and title of the signing officer below the signature.